Related Party Transactions - Summary of Compensation Paid or Payable to Key Management (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries and remuneration to key management and executive directors	$ 1,350	$ 979
Non-executive directors’ fees	126	61
Key management personnel compensation	$ 1,476	$ 1,040